UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for calendar year or quarter ended:					3/31/13



Check here if amended [X}; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:	   First Bank & Trust
Address:   P. O. Box 1347 - Trust Division
	"  Sioux Falls, SD 57101-1347 "

13F File Number:  028-10880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true correct and complete, and" "that is is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karla Hasche
Title:  Trust Operations Officer
Phone:  (605) 978-1129

Signature		Place			and Date of Signing

Karla Hasche		First Bank & Trust		5/3/13

Report Type (Check only one.)

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:					0

Form 13F Information Table Entry Total:					41

Form 13F Information Table Value Total:					3436

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

NONE
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

TRANSOCEAN LTD              COM                 H8817H100        4       69 SH       DEFINED                     0        0       69
AT&T INC                    COM                 00206R102        8      205 SH       SOLE                      205        0        0
ABBOTT LABS                 COM                 002824100       11      313 SH       SOLE                      313        0        0
ABBVIE INC                  COM                 00287Y109       13      313 SH       SOLE                      313        0        0
ACCELERATE DIAGNOSTICS 	    COM                 00430H102      133    18305 SH       SOLE                    18305        0        0
ALCOA INC                   COM                 013817101        1      160 SH       SOLE                      160        0        0
APPLE INC                   COM                 037833100      232      524 SH       DEFINED                   524        0        0
APPLIED MATLS INC           COM                 038222105        8      600 SH       SOLE                      600        0        0
AVON PRODS INC              COM                 054303102       25     1200 SH       SOLE                     1200        0        0
CHEVRON CORP NEW            COM                 16676410N       63      533 SH       SOLE                      533        0        0
CITIGROUP INC               COM                 172967424       10      219 SH       SOLE                      219        0        0
CONOCOPHILLIPS              COM                 20825C104       30      500 SH       DEFINED                     0      500        0
EMC INS GROUP INC           COM                 268664109       32     1200 SH       DEFINED                     0     1200        0
ECOLAB INC                  COM                 278865100       32      400 SH       SOLE                      400        0        0
EXPRESS SCRIPTS HLDG CO     COM                 30219G108        4       72 SH       SOLE                       72        0        0
GENERAL ELECTRIC CO         COM                 369604103       46     2003 SH       SOLE                     2003        0        0
HCP INC                     COM                 40414L109       25      500 SH       SOLE                      500        0        0
INTEL CORP                  COM                 458140100        1       60 SH       SOLE                       60        0        0
INTERNATIONAL BUSI MACHS    COM                 459200101        6       30 SH       SOLE                       30        0        0
ISHARES CORE S & P MID-CAP  COM                 46428750N       27      235 SH       SOLE                      235        0        0
ISHARES TR RUSSELL 2000     COM                 464287655      104     1100 SH       SOLE                     1100        0        0
ISHARES TR RUSSELL 2000     COM                 464287655       93      990 SH       DEFINED                     0      990        0
JOHNSON & JOHNSON           COM                 478160104       68      832 SH       SOLE                      832        0        0
MEDTRONIC INC               COM                 585055106      334     7121 SH       SOLE                     1015        0     6106
MERCK & CO INC NEW          COM                 58933Y105       13      305 SH       SOLE                      305        0        0
META FINL GROUP INC         COM                 59100U108      480    18100 SH       SOLE                    18100        0        0
MICROSOFT CORP              COM                 594918104      403    14090 SH       SOLE                    14090        0        0
NEXTERA ENERGY INC          COM                 65339F101       23      300 SH       SOLE                      300        0        0
PEPSICO INC                 COM                 713448108       32      400 SH       SOLE                      400        0        0
RAVEN INDS INC              COM                 754212108       65     1944 SH       SOLE                     1944        0        0
SPDR S&P MIDCAP 400 ETF     COM                 78467Y107      194      925 SH       SOLE                      925        0        0
SPDR S&P MIDCAP 400 ETF     COM                 78467Y107       78      370 SH       DEFINED                     0      370        0
ST JUDE MED INC             COM                 790849103       49     1210 SH       SOLE                     1210        0        0
SCHWAB STRAT US LCAP GR     COM                 808524300       18      481 SH       SOLE                      481        0        0
SCHWAB STRAT US LCAP GR     COM                 808524300      398    10697 SH       DEFINED                     0    10697        0
SCHWAB STRAT US LCAP VALUE  COM                 808524409        6      174 SH       SOLE                      174        0        0
SCHWAB STRAT US LCAP VALUE  COM                 808524409      140     3940 SH       DEFINED                     0     3940        0
UNS ENERGY CORP             COM                 903119105       10      200 SH       SOLE                      200        0        0
WELLS FARGO & CO NEW        COM                 949746101        7      200 SH       SOLE                      200        0        0
WELLS FARGO & CO NEW        COM                 949746101      201     5445 SH       DEFINED                     0     5445        0
XCEL ENERGY INC             COM                 98389B100        9      290 SH       DEFINED                   290        0        0

 GRAND TOTALS                                                 3436    96555                                  67238    23142     6175
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